Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Corporate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance	¥ 62,289	¥ 204,404